Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable pursuant to an equity line
Amount Registered | shares	68,000,000
Proposed Maximum Offering Price per Unit	0.0081
Maximum Aggregate Offering Price	$ 550,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 76.06
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock of DarkPulse, Inc. (the “Registrant”) that may become issuable as a result of any future stock splits, stock dividends or similar adjustments of the Registrant’s outstanding Common Stock.

Represents shares of the Registrant’s Common Stock issuable pursuant to the EFA (as defined in the Registration Statement). Such shares will be issued to the Selling Security Holder named in this Registration Statement upon purchase.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share is estimated to be $0.00815, based on the average of the high sales price ($0.0090) and the low sales price ($0.0073) for the Registrant’s Common Stock as reported by the OTC Markets on June 11, 2026.